ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2018	2019

Accounts receivable	$5,219	$913
Allowance of doubtful accounts	(2,635)	(264)

Accounts receivable, net	$2,584	$649

Schedule of movement of allowance for doubtful accounts

	Years ended December 31,
	2017	2018	2019

Balance at beginning of year	$2,640	$2,730	$2,635
Charge to expenses	130	52	212
Write off of accounts receivable	—	—	(2,571)
Exchange difference	(40)	(147)	(12)

Balance at end of year	$2,730	$2,635	$264